Impairment and onerous contracts (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$) Plant	Dec. 31, 2020 USD ($) Plant	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Impairment and onerous contracts
Discount rate on cash flows		5.93%
Finance cost		$ (4,811)	$ (3,413)	$ (4,957)
Moatize Mine, Mozambique
Impairment and onerous contracts
Impairment loss		$ 137	1,691
Percentage of Non-controlling interest	15.00%	15.00%
Number of plants revamp | Plant	2	2
Vale Nouvelle Caledonie S.A.S.
Impairment and onerous contracts
Impairment loss		$ 882
Finance cost		500
Base metals - nickel
Impairment and onerous contracts
Impairment loss		882	$ 2,511
Goodwill		1,926
Goodwill impairment		$ 0
Base metals - nickel | Minimum
Impairment and onerous contracts
Discount rate on cash flows		4.50%	5.00%
Base metals - nickel | Maximum
Impairment and onerous contracts
Discount rate on cash flows		5.10%	6.00%
Nickel CGU
Impairment and onerous contracts
Impairment loss | R$	R$ 0
Non-current assets
Impairment and onerous contracts
Impairment loss		$ 2,018	$ 4,321	184
Onerous contracts
Impairment and onerous contracts
Impairment loss			240	393
Disposals of non-current assets
Impairment and onerous contracts
Impairment loss		225	513	322
Impairment and disposals of non-current assets
Impairment and onerous contracts
Impairment loss		2,243	5,074	899
Impairment and disposals of non-current assets | Base metals - nickel
Impairment and onerous contracts
Impairment loss		382
Coal
Impairment and onerous contracts
Impairment loss		935	1,691
Several segments | Other assets
Impairment and onerous contracts
Impairment loss		$ 201	$ 119	$ 184
Ferrous minerals
Impairment and onerous contracts
Discount rate on cash flows		5.60%	6.30%